     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2000



                                       INVESTMENT COMPANY ACT FILE NO. 811-09735

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                AMENDMENT NO. 1                              [X]
                        (Check appropriate box or boxes)

                            ------------------------
                           MASTER FOCUS TWENTY TRUST
               (Exact name of Registrant as specified in charter)

                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Address Of Principal Executive Offices)

                                 (888) 637-3863
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 TERRY K. GLENN
                           MASTER FOCUS TWENTY TRUST
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:

            Counsel for the Trust:
             Frank P. Bruno, Esq.                       Michael J. Hennewinkel, Esq.
               BROWN & WOOD LLP                         FUND ASSET MANAGEMENT, L.P.
            One World Trade Center                             P.O. Box 9011
           New York, New York 10048                   Princeton, New Jersey 08543-9011

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

                                EXPLANATORY NOTE

     This Registration Statement has been filed by the Registrant pursuant to
Section 8(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by a limited number of institutional investors, including investment companies, common or commingled trust funds, group trusts and certain other "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

     This Registration Statement has been prepared as a single document consisting of Parts A, B and C, none of which is to be used or distributed as a stand alone document.

                                     PART A


                                 MARCH 21, 2000


                           MASTER FOCUS TWENTY TRUST

     RESPONSES TO ITEMS 1, 2, 3, 5 AND 9 HAVE BEEN OMITTED PURSUANT TO PARAGRAPH 2(b) OF INSTRUCTION B OF THE GENERAL INSTRUCTIONS TO FORM N-1A.


     Master Focus Twenty Trust (the "Trust") is part of a master-feeder structure (as described below). Part A of this Registration Statement should be read in conjunction with (a) Pre-Effective Amendment No. 2 of the Registration Statement on Form N-1A (Securities Act File No. 333-89775 and Investment Company Act File No. 811-09651) of Merrill Lynch Focus Twenty Fund, Inc. (the "Merrill Lynch Fund"), as filed with the Securities and Exchange Commission (the "Commission") on December 21, 1999, and as amended from time to time (the "Merrill Lynch Registration Statement") and (b) Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Securities Act File No. 333-30942 and Investment Company Act File No. 811-09825) of Mercury Premier Growth Fund, Inc. (the "Mercury Fund" and, together with the Merrill Lynch Fund, the "Funds"), as filed with the Commission on March 21, 2000, and as may be amended from time to time (the "Mercury Registration Statement"). Part A of the Merrill Lynch Registration Statement includes the prospectus of the Merrill Lynch Fund. Part A of the Mercury Registration Statement includes the prospectus of the Mercury Fund.



     The Funds invest all of their respective assets in beneficial interests in the Trust. The Funds are the only feeder funds that invest in the Trust. The Fund and any other feeder fund that may invest in the Trust are referred to herein as "Feeder Funds".


ITEM 4.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED
         RISKS.

     (a) Investment Objectives

     (b) Implementation of Investment Objectives

     The Trust is an open-end management investment company that was organized on October 25, 1999 as a business trust under the laws of the State of Delaware. Beneficial interests in the Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the 1933 Act. Investments in the Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act. Fund Asset Management, L.P. (the "Manager") manages the Trust's investments under the overall supervision of the Board of Trustees of the Trust.


     The Trust's investment objective is to seek long-term capital appreciation. The Trust tries to achieve its investment objective by investing primarily in common stocks of approximately 20 companies that the Manager believes have strong earnings growth and capital appreciation potential. The Manager begins its investment process by creating a universe of rapidly growing companies that possess certain growth


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characteristics. That universe is continually updated. The Manager then ranks each company within its universe by using research models that focus on growth characteristics such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, the Manager evaluates the quality of each company's earnings and tries to determine whether the company can sustain or increase its current growth trend. The Manager believes that this disciplined investment process enables it to construct a portfolio of investments with strong growth characteristics.

     Although the Trust emphasizes investment in common stocks, it may also invest in other equity securities including, but not limited to, the following:

          - Securities convertible into common stock

          - Preferred stock

          - Rights and warrants to subscribe to common stock

     The Trust generally will invest at least 65% of its total assets in equity securities. Normally, the Trust will invest in the common stocks of not less than 20 companies. The Trust may invest in companies of any size but emphasizes common stocks of companies with large stock market capitalizations (greater than $5 billion).

     The Trust may invest without limitation in the securities of foreign companies in the form of American Depositary Receipts ("ADRs"). In addition, the Trust may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign companies. The Trust may also lend its portfolio securities.

     The Trust may invest in investment grade, non-convertible debt securities and U.S. Government securities of any maturity, although it typically will not do so to a significant extent. The Trust may invest in excess of 35% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. Normally, a portion of the Trust's assets will be held in these short-term instruments in anticipation of investment in equities or to meet redemptions. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities. In addition, while these investments are generally designed to limit the Trust's losses, they can prevent the Trust from achieving its investment objective.

     Generally, the Trust will not purchase securities for short-term trading profits. However, the Trust may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Manager in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Trust may engage in a substantial number of portfolio transactions. Accordingly, while the Trust anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Trust's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Trust.

     (c) Risks

     Set forth below is a summary discussion of the general risks of investing in the Trust. As with any mutual fund, no assurance can be given that the Trust will meet its investment objective, or that the Trust's performance will be positive over any period of time.

     The Trust's principal risks are market risk, selection risk and concentration risk.

     MARKET RISK AND SELECTION RISK -- Market risk is the risk that the U.S. or foreign equity markets will go down in value, including the possibility that the U.S. or foreign equity markets will go down sharply and unpredictably. In particular, the equity securities purchased by the Trust may be particularly sensitive to changes in earnings or interest rate increases because they typically have higher price-earnings ratios.

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

Selection risk is the risk that the stocks that The Manager selects will under perform the markets or other funds with similar investment objectives and investment strategies.

     CONCENTRATION RISK -- The Trust is a non-diversified fund. By concentrating in a smaller number of investments, the Trust's risk is increased because each investment has a greater effect on the Trust's performance.

     The Trust also may be subject to the risks described below.

     CONVERTIBLES -- Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

     WARRANTS -- A warrant gives the Trust the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. The Trust has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Trust exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

     FOREIGN MARKET RISK -- Since the Trust may invest in foreign securities, they offer the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. Such investments, however, involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. For example, investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, diplomatic developments, the imposition of economic sanctions, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States. Foreign markets may have different clearance and settlement procedures, which may delay settlement of transactions involving foreign securities. The Trust may miss investment opportunities or be unable to sell an investment because of these delays. The risks of investing in foreign securities are generally greater for investments in emerging markets.

     DEPOSITARY RECEIPTS -- The Trust may invest in securities of foreign issuers in the form of Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts evidence a similar ownership arrangement. The Trust may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers.

     ILLIQUID SECURITIES -- The Trust may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Trust buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

     RESTRICTED SECURITIES -- Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Trust buys directly from the issuer. Private placement and
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

other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Trust may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Trust may get only limited information about the issuer, so they may be less able to predict a loss. In addition, if the Manager receives material adverse nonpublic information about the issuer, the Trust will not be able to sell the security.

     RULE 144A SECURITIES -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

     DEBT SECURITIES -- Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     SECURITIES LENDING -- Securities lending involves the risk that the borrower to which the Trust has loaned its securities may not return the securities in a timely manner or at all. As a result, the Trust might suffer costs and delay in recovering the securities it loaned. In addition, if the Trust does not get the securities it loaned back and the value of the collateral the Trust received in return for the loaned securities falls, the Trust could lose money.

     REPURCHASE AGREEMENTS; PURCHASE AND SALE CONTRACTS -- The Trust may enter into certain types of repurchase agreements or purchase and sale contracts. Under are purchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Trust from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Trust may lose money.

     DERIVATIVES -- The Trust may use derivative instruments including futures, options, indexed securities, inverse securities and swaps. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil), or an index such as Standard & Poor's 500 Index. Derivatives allow the Trust to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

          Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Trust.

          Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

          Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

          Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     The Trust may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Trust uses a derivative to offset the risk that other Trust holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Trust or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Trust, in which case any losses on the holdings being hedged may not be reduced. There
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


can be no assurance that the Trust's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Trust is not required to use hedging and may choose not to do so.



ITEM 6.  MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE.


     (a)(1) Investment Manager

     Fund Asset Management, L.P. manages the Trust's investments under the overall supervision of the Board of Trustees of the Trust. The investment management agreement between the Trust and the Manager gives the Manager the responsibility for making all investment decisions for the Trust. The Manager has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate, under which the Manager may pay a fee for services it receives from MLAM U.K.

     The Trust pays the Manager a fee at the annual rate of 0.85% of the average daily net assets of the Trust.


     The Manager was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. MLAM U.K. was organized as an investment adviser in 1986 and acts as sub-advisor to more than 50 registered investment companies. The Manager and MLAM U.K. are part of Asset Management Group of Merrill Lynch & Co., Inc. The Asset Management Group had approximately $550 billion in investment company and other portfolio assets under management as of January 2000. This amount includes assets managed for affiliates of the Manager.


     (a)(2) Portfolio Manager


     James D. McCall is a Senior Vice President and the Portfolio Manager of the Trust. Mr. McCall has been a First Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") since November 1999. Prior to joining MLAM, Mr. McCall was a portfolio manager for the PBHG family of mutual funds from 1994 to 1999.


     (b) Capital Stock.


     Investors in the Trust have no preemptive or conversion rights, and beneficial interests in the Trust are fully paid and non-assessable. The Trust has no current intention to hold annual meetings of investors, except to the extent required by the Investment Company Act, but will hold special meetings of investors, when in the judgment of the Trustees, it is necessary or desirable to submit matters for an investor vote. Upon liquidation of the Trust, Feeder Funds would be entitled to their pro rata share of the assets of the Trust that are available for distribution.


     The Trust is organized as a business trust under the laws of the State of Delaware. Each Feeder Fund is entitled to a vote in proportion to its investment in the Trust. Each Feeder Fund generally will participate in the earnings, dividends and assets of the Trust in accordance with their pro rata interests in the Trust.


     Investments in the Trust may not be transferred. A Feeder Fund may withdraw all or any portion of its investment in the Trust at net asset value on any day on which the New York Stock Exchange (the "NYSE") is open, subject to certain exceptions. For more information about the ability of a Feeder Fund to withdraw all or any portion of its investment in the Trust, please see Item 7 herein.


ITEM 7.  SHAREHOLDER INFORMATION.

     (a) Pricing of Beneficial Interests in the Trust.

     The net asset value of the Trust is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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

     The net asset value of the Trust is computed by dividing the value of the securities held by the Trust plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Trust outstanding at such time, rounded to the nearest cent. Expenses, including the fee payable to the Manager are accrued daily. Each investor in the Trust may add to or reduce its investment in the Trust on each day the NYSE is open for trading. The value of each investor's interest in the Trust will be determined after the close of business on the NYSE by multiplying the net asset value of the Trust by the percentage, effective for that day, that represents the investor's share of the aggregate interests in the Trust. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Trust will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Trust as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Trust effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Trust as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Trust by all investors in the Trust. The percentage so determined will then be applied to determine the value of the investor's interest in the Trust after the close of business of the NYSE on the next determination of net asset value of the Trust.

     (b) Purchase of Beneficial Interests in the Trust.

     Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in the Trust may only be made by a limited number of institutional investors including investment companies, common or commingled trust funds, group trusts, and certain other "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     There is no minimum initial or subsequent investment in the Trust. However, because the Trust intends to be as fully invested at all times as is reasonably consistent with its investment objectives and policies in order to enhance the return on its assets, investments by a Feeder Fund must be made in federal funds (i.e., monies credited to the account of the Trust's custodian bank by a Federal Reserve Bank).

     The Trust reserves the right to stop accepting investments from any Feeder Fund or to reject any investment order.

     (c) Redemption of Beneficial Interests in the Trust.

     A Feeder Fund may withdraw all or any portion of its investment in the Trust on any business day in which the NYSE is open at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to the Trust's transfer agent. When a request is received in proper form, the Trust will redeem a Feeder Fund's interests at the next determined net asset value. The Trust will make payment for all interests redeemed within seven days after receipt by the Trust of a redemption request in proper form, except as provided by the rules of the Commission. The right of a Feeder Fund to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted, or, to the extent otherwise permitted by the Investment Company Act, if an emergency exists. Investments in the Trust may not be transferred.

     (d) Dividends and Distributions.

     (e) Tax Consequences

     Because the Trust intends to operate as a partnership for federal income tax purposes, the Trust will not be subject to any income tax. Based upon the status of the Trust as a partnership, a Feeder Fund will take into account its share of the Trust's ordinary income, capital gains, losses, deductions and credits in determining its income tax liability. The determination of a Feeder Fund's share of the Trust's ordinary income, capital gains, losses, deductions and credits will be made in accordance with the Code.

ITEM 8.  DISTRIBUTION ARRANGEMENTS.

     (a) Sales Loads.  Not Applicable.

     (b) 12b-1 Fees.  Not Applicable.

     (c) Multiple Class and Master Feeder Funds.

     The Trust is part of a master/feeder structure. Members of the general public may not purchase beneficial interests in the Trust. However, the Trust may sell beneficial interests to other affiliated and non-affiliated investment companies and/or institutional investors. Each Feeder Fund acquires an indirect interest in the securities owned by the Trust and will pay a proportionate share of the Trust's expenses. A Feeder Fund is not required to sell its shares to the public at the same price as another Feeder Fund. Feeder Funds may have different sales commissions and operating expenses. These different sales commissions and operating expenses may result in differences in returns among the Feeder Funds.

     The Trustees of the Trust believe that the "master/feeder" fund structure may enable the Trust to reduce costs through economies of scale. A larger investment portfolio for the Trust may reduce certain transaction costs to the extent that contributions to and redemptions from the Trust's portfolio by the various Feeder Funds may offset each other and produce a lower net cash flow.


     A Feeder Fund's investment in the Trust may, however, be adversely affected by the actions of other Feeder Funds. For example, if a large Feeder Fund reduces its investment in the Trust or withdraws from the Trust, the remaining Feeder Funds may bear higher pro rata operating expenses. However, this possibility also exists for traditionally structured funds with large investors. A Feeder Fund might also withdraw from the Trust if the Trust voted to change its investment objective, policies or limitations in a manner not acceptable to the Directors of that Feeder Fund. The withdrawal of all of a Feeder Fund's assets from the Trust may affect the investment performance of the Feeder Fund and the Trust. As of March 3, 2000, the net assets of the Trust were approximately $1,057,415,660.



     The Trust normally will not hold meetings of investors except as required by the Investment Company Act. Each Feeder Fund will be entitled to vote in proportion to its interest in the Trust. When a Feeder Fund is requested to vote on matters pertaining to the Trust, the Feeder Fund will hold a meeting of its shareholders and will vote its interest in the Trust proportionately to the voting instructions received from the shareholders of the Feeder Fund. For more information about the "master/feeder" structure, please see Part A of the Merrill Lynch Registration Statement and Part A of the Mercury Registration Statement under "Master Feeder Structure".


                                     PART B


                                 MARCH 21, 2000


                           MASTER FOCUS TWENTY TRUST

ITEM 10.  COVER PAGE AND TABLE OF CONTENTS.


     This Part B, which is not a prospectus, supplements and should be read in conjunction with the current Part A of Master Focus Twenty Trust (the "Trust"), dated March 21, 2000, as it may be revised from time to time (the "Trust's Part
A"). To obtain a copy of the Trust's Part A, please call the Trust at 1-888-637-3863, or write to the Trust at P.O. Box 9011, Princeton, New Jersey
08543-9011. The Trust's Part A is incorporated herein by reference and this Part
B is incorporated by reference in the Trust's Part A.



     As permitted by General Instruction D to Form N-1A, responses to certain
Items required to be included in Part B of this Registration Statement are incorporated herein by reference from (a) Pre-Effective Amendment No. 2 of the Registration Statement on Form N-1A (Securities Act File No. 333-89775 and
Investment Company Act File No. 811-09651) of Merrill Lynch Focus Twenty Fund,
Inc. (the "Merrill Lynch Fund"), as filed with the Securities and Exchange
Commission (the "Commission") on December 21, 1999 and as amended from time to time (the "Merrill Lynch Registration Statement") and (b) Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A (Securities Act File
No. 333-30942 and Investment Company Act File No. 811-09825) of Mercury Premier
Growth Fund, Inc. (the "Mercury Fund" and, together with the Merrill Lynch Fund, the "Funds"), as filed with the Commission on March 21, 2000, and as may be amended from time to time (the "Mercury Registration Statement"). Part A of the Merrill Lynch Registration Statement includes the prospectus of the Merrill
Lynch Fund. Part B of the Merrill Lynch Registration Statement includes the statement of additional information of the Merrill Lynch Fund. Part A of the Mercury Registration Statement includes the prospectus of the Mercury Fund. Part
B of the Mercury Registration Statement includes the statement of additional information of the Mercury Fund.



     The Trust is part of a "master/feeder" structure. The Funds invest all of their assets in beneficial interests in the Trust. The Fund's are the only feeder funds that invest in the Trust. The Funds and any other feeder fund that may invest in the Trust are referred to herein as "Feeder Funds".


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
                                                              PAGE
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
Trust History...............................................    9
Description of the Trust and Its Investments and Risks......    9
Management of the Trust.....................................   10
Control Persons and Principal Holders of Securities.........   11
Investment Advisory and Other Services and Other
  Practices.................................................   12
Capital Stock and Other Securities..........................   12
Purchase, Redemption and Pricing of Securities..............   13
Taxation of the Trust.......................................   14
Underwriters................................................   16
Calculation of Performance Data.............................   16
Financial Statements........................................   16

ITEM 11.  TRUST HISTORY.

     Information relating to the history of the Trust is incorporated herein by reference from Item 4 of the Trust's Part A.

ITEM 12.  DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS.

     The following information supplements and should be read in conjunction with Item 4 of the Trust's Part A.


     Information relating to the fundamental investment restrictions and the non-fundamental investment policies and restrictions of the Trust, the types of securities purchased by the Trust, the investment techniques used by the Trust, and certain risks relating thereto, as well as other information relating to the Trust's investment programs, is incorporated herein by reference from the section entitled "INVESTMENT OBJECTIVE AND POLICIES" in Part B of the Merrill Lynch Registration Statement and Part B of the Mercury Registration Statement.


ITEM 13.  MANAGEMENT OF THE TRUST.

     (a) Board of Trustees of the Trust

     The Trustees of the Trust consist of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The same individuals serve as Directors of the Fund and are sometimes referred to herein as the "non-interested Directors/Trustees." The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Trustees and executive officers of the Trust, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Trustee is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     (b) Management Information


     TERRY K. GLENN (59) -- President and Trustee(1)(2) -- Executive Vice President of Fund Asset Management, L.P. (the "Manager") and Merrill Lynch Asset Management L.P. ("MLAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     JAMES H. BODURTHA(55) -- Trustee(2)(3) -- 36 Popponesset Road, Cotuit, Massachusetts 02635. Director and Executive Vice President, The China Business Group, Inc. since 1996; Chairman and Chief Executive Officer, China Enterprise Management Corporation from 1993 to 1996; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.

     HERBERT I. LONDON (60) -- Trustee(2)(3) -- 2 Washington Square Village, New York, New York 10012. John M. Olin Professor of Humanities, New York University since 1993 and Professor thereof since 1980; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner, Hypertech LP since 1996.

     JOSEPH L. MAY (70) -- Trustee(2)(3) -- 424 Church Street, Suite 2000, Nashville, Tennessee 37219. Attorney in private practice since 1984; President, May and Athens Hosiery Mills Division, Wayne-Gossard Corporation from 1954 to 1983; Vice President, Wayne-Gossard Corporation from 1972 to 1983; Chairman, The May Corporation (personal holding company) from 1972 to 1983; Director, Signal Apparel Co. from 1972 to 1989.


     ANDRE F. PEROLD (47) -- Trustee(2)(3) -- Morgan Hall, Soldiers Field, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989 and Associate Professor from 1983 to 1989; Trustee, The Common Fund since 1989; Director, Quantec Limited from 1991 to 1999; Director, TIBCO from 1994 to 1996; Director, Genbel Securities Limited and Gensec Bank since 1999; Director, Gensec Asset Management since 2000; Director, Bulldogresearch.com since 2000.


     ROBERTA COOPER RAMO (57) -- Trustee(2)(3) -- P.O. Box 2168, 500 Fourth Street, N.W., Albuquerque, New Mexico 87103. Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993; President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Partner, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director, Coopers, Inc. since 1999; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now First Security) from 1975 to 1976.

     ARTHUR ZEIKEL (67) -- Trustee(1)(2) -- 300 Woodland Avenue, Westfield, New Jersey 07090. Chairman of the Manager and MLAM from 1997 to 1999 and President thereof from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President thereof from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

     JAMES D. MCCALL (46)--Senior Vice President and Portfolio
Manager(1)(2) -- First Vice President of MLAM since 1999; portfolio manager for the PBHG family of mutual funds from 1994 to 1999.

     ROBERT C. DOLL, JR. (45) -- Senior Vice President(1)(2) -- Senior Vice President of the Manager and MLAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

     DONALD C. BURKE (39) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of the Manager and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

     SUSAN B. BAKER (42) -- Secretary(1)(2) -- Director (Legal Advisory) of MLAM since 1999; Vice President of MLAM from 1993 to 1999, Attorney associated with MLAM since 1987.
---------------

(1) Interested person, as defined in the Investment Company Act, of the Trust and each Fund.


(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Manager, or one of its affiliates, acts as investment adviser or manager.


(3) Member of each Fund's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.


     (d) Compensation


     The Trust pays fees to each non-interested Director/Trustee for service to the Fund and the Trust. Each non-interested Director/Trustee receives an aggregate annual retainer of $100,000 for his or her services to multiple investment companies advised by the Manager or its affiliate MLAM ("MLAM/FAM-advised funds"). The portion of the annual retainer allocated to each MLAM/FAM-advised fund is determined quarterly based on the relative net assets of each fund. As of the date of this Part B, this annual retainer applies to 43 MLAM/FAM-advised funds. In addition, each non-interested Director/Trustee receives a fee per in-person board meeting attended and per in-person Audit and Nominating Committee meeting attended. The annual per meeting fees paid to non-interested Directors/Trustees aggregate $60,000 for all MLAM/FAM-advised funds for which the Directors/Trustees serve and are allocated equally among those funds. The Trust also reimburses the non-interested Trustees for actual out-of-pocket expenses relating to attendance at meetings. The Audit and Nominating Committee consists of all of the non-interested Directors/Trustees of the Trust.



     The following table sets forth the estimated compensation to be earned by the non-interested Directors/ Trustees for the fiscal year ending November 30, 2000 and the aggregate compensation paid to them from all MLAM/FAM-advised funds to the non-affiliated Directors/Trustees for the calendar year ended December 31, 1999.



                                                                                          AGGREGATE
                                 ESTIMATED         PENSION OR                         COMPENSATION FROM
                                COMPENSATION   RETIREMENT BENEFITS  ESTIMATED ANNUAL   FUND/TRUST AND
                                    FROM       ACCRUED AS PART OF    BENEFITS UPON     OTHER MLAM/FAM-
             NAME                FUND/TRUST    FUND/TRUST EXPENSE      RETIREMENT     ADVISED FUNDS(1)
             ----               ------------   -------------------  ----------------  -----------------
James H. Bodurtha.............     $9,500             None                None            $133,500
Herbert I. London.............      9,500             None                None             133,500
Joseph I. May.................      9,500             None                None             133,500
Andre F. Perold...............      9,500             None                None             133,250
Roberta Cooper Ramo...........      9,500             None                None                   0


---------------

(1) In addition to the Fund and the Trust, the Directors/Trustees serve on other boards of MLAM/FAM advised funds as follows: Mr. Bodurtha (29 registered investment companies consisting of 43 portfolios); Mr. London (29 registered investment companies consisting of 43 portfolios); Mr. May (29 registered investment companies consisting of 43 portfolios); Mr. Perold (29 registered investment companies consisting of 43 portfolios) and Ms. Ramo (23 registered investment companies consisting of 19 portfolios).

     (e) Sales Loads Not Applicable.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.


     As of March 1, 2000, the Merrill Lynch Fund, a Maryland corporation, owned 100% of the beneficial interests in the Trust.



     As of March 1, 2000, the officers and Trustees of the Trust as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding beneficial interests in the Trust.


ITEM 15.  INVESTMENT ADVISORY AND OTHER SERVICES.

     The following information supplements should be read in conjunction with
Item 4 in the Trust's Part A.


     Information relating to the investment management and other services provided to the Trust or on behalf of the Trust is incorporated herein by reference from the sub-section entitled "Management and Advisory Arrangements" from the section entitled "GENERAL INFORMATION" in Part B of the Merrill Lynch Registration Statement and from the section entitled "GENERAL INFORMATION" in Part B of the Mercury Registration Statement. The following list identifies the specific sections and sub-sections in Part B of the Funds' Registration Statement under which the information required by Item 15 of Form N-1A may be found. Each listed section is incorporated herein by reference.



                                                           SECTIONS INCORPORATED BY REFERENCE FROM
                                                    PART B OF THE MERRILL LYNCH REGISTRATION STATEMENT AND
                FORM N-1A ITEM NO.                       PART B OF THE MERCURY REGISTRATION STATEMENT
                ------------------                  ------------------------------------------------------
Item 15(a)........................................  Management and Advisory Arrangements
Item 15(c)........................................  Management and Advisory Arrangements
Item 15(d)........................................  Management and Advisory Arrangements
Item 15(e)........................................  Not Applicable
Item 15(f)........................................  Not Applicable
Item 15(g)........................................  Not Applicable
Item 15(h)........................................  GENERAL INFORMATION



     Princeton Funds Distributor, Inc. ("PFD"), P.O. Box 9011, Princeton, New Jersey, 08543-9081, an affiliate of FAM, acts as placement agent for the Trust pursuant to a placement agent agreement (the "Placement Agent Agreement"). Under the Placement Agent Agreement, PFD receives no compensation for acting as placement agent for the Trust.


ITEM 16.  BROKERAGE ALLOCATION AND OTHER PRACTICES.


     Information relating to portfolio turnover and brokerage allocation for or on behalf of the Trust is incorporated herein by reference from the section entitled "PORTFOLIO TRANSACTIONS AND BROKERAGE" in Part B of the Merrill Lynch Registration Statement and from the section entitled "PORTFOLIO TRANSACTIONS AND BROKERAGE" in Part B of the Mercury Registration Statement.


ITEM 17.  CAPITAL STOCK AND OTHER SECURITIES.

     The following information supplements and should be read in conjunction with Item 6(B) and Item 7 in the Trusts' Part A. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in the Trust. Upon liquidation of the Trust, Feeder Funds would be entitled to share in the assets of the Trust that are available for distribution in proportion to their investment in the Trust.

     The Trust is organized as a business trust under the laws of the State of Delaware. Each Feeder Fund is entitled to a vote in proportion to its investment in the Trust. Each Feeder Fund will participate in the earnings, dividends and assets of the Trust in accordance with their pro rata interests in the Trust. No certificates are issued.

     Each investor is entitled to a vote, with respect to matters effecting the Trust, in proportion to the amount of its investment in the Trust. Investors in the Trust do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other investors in the Trust would not be able to elect any Trustee. The Trust is not required to hold annual meetings of investors but the Trust will hold special meetings of investors when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for an investor vote. The Trustees may elect to terminate the Trust without a vote of the interest holders.

ITEM 18.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

     The following information supplements and should be read in conjunction with Item 7 and Item 8 in the Trust's Part A.

     (a) Purchase of Beneficial Interests in the Trust.

     The net asset value of the Trust is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value of the Trust is computed by dividing the value of the securities held by the Trust plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Trust outstanding at such time, rounded to the nearest cent. Expenses, including the fee payable to the Manager, are accrued daily. Each investor in the Trust may add to or reduce its investment in the Trust on each day the NYSE is open for trading. The value of each investor's interest in the Trust will be determined after the close of business on the NYSE by multiplying the net asset value of the Trust by the percentage, effective for that day, that represents the investor's share of the aggregate interests in the Trust. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Trust will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Trust as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Trust effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Trust as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Trust by all investors in the Trust. The percentage so determined will then be applied to determine the value of the investor's interest in the Trust after the close of business of the NYSE on the next determination of net asset value of the Trust.

     Securities that are held by the Trust, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees of the Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Trust writes an option, the amount of the premium received is recorded on the books of the Trust as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Trust are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of interests in the Trust are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net asset value.

     Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in the Trust may only be made by a limited number of institutional investors including investment companies, common or commingled trust funds, group trusts, and certain other "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     There is no minimum initial or subsequent investment in the Trust. However, because the Trust intends to be as fully invested at all times as is reasonably consistent with its investment objectives and policies in order to enhance the return on its assets, investments by a Feeder Fund must be made in federal funds (i.e., monies credited to the account of the Trust's custodian bank by a Federal Reserve Bank).

     The Trust reserves the right to stop accepting investments from any Feeder Fund or to reject any investment order.

     A Feeder Fund may withdraw all or any portion of its investment in the Trust on any business day in which the NYSE is open at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to the Trust's transfer agent. When a request is received in proper form, the Trust will redeem a Feeder Fund's interests at the next determined net asset value. The Trust will make payment for all interests redeemed within seven days after receipt by the Trust's transfer agent of a redemption request in proper form, except as provided by the rules of the Commission. The right of a Feeder Fund to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted, or, to the extent otherwise permitted by the Investment Company Act, if an emergency exists. Investments in the Trust may not be transferred.

     (b) Fund Reorganizations.  Not applicable.

     (c) Offering Price.  Not Applicable.

ITEM 19.  TAXATION OF THE TRUST.

     Because the Trust intends to qualify as a partnership for federal income tax purposes, the Trust should not be subject to any income tax. Based upon the status of the Trust as a partnership, a Feeder Fund will take into account its share of the Trust's ordinary income, capital gains, losses, deduction and credits in determining its income tax liability. The determination of a Feeder Fund's share of the Trust's ordinary income, capital gains, losses, deductions and credits will be made in accordance with the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder (the "Code").

     The Trust's taxable year-end is November 30, 2000. Although the Trust will not be subject to Federal income tax, it will file appropriate Federal income tax returns.

     It is intended that the Trust's assets, income and distributions will be managed in such a way that an investor in the Trust will be able to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), assuming that the investor invested all of its investable assets in the Trust. Any prospective Feeder Fund which is a RIC agrees that, for purposes of determining its required distribution under Code
Section 4982(a), it will account for its share of items of income, gain, loss, deduction and credit of the Trust as they are taken into account by the Trust.

     The Trust may invest in futures contracts or options. Certain options and futures contracts and foreign currency contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40" gains or losses). Also, section 1256 contracts held by the Trust at the end of each taxable year are marked to market, i.e. treated for Federal income tax purposes as being sold on the last business day of such taxable year for their fair market value. The resulting mark-to-market gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the resulting actual gain or loss will be adjusted by the amount of any year-end mark-to-market gain or loss previously taken into account.

     Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

     Certain hedging transactions undertaken by the Trust may result in "straddles" for federal income tax purposes. The straddle rules contained in Code sec.1092 and the regulations thereunder may affect the character of gains (or losses) realized by the Trust with respect to property held in a straddle. In addition, it may be required that losses realized by the Trust on positions that are part of a straddle be deferred, rather than taken into account in calculating taxable income for the taxable year in which such losses are realized. The Trust may make one or more of the elections available under the Code which are applicable to straddles. If the Trust makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Additionally, Section 1258 the Code, applicable to "conversion transactions" or Section 1259, applicable to "constructive sales," may apply to certain Trust transactions (including straddles) to change the character of capital gains to ordinary income or to require the recognition of income prior to the economic recognition of such income.

     The Trust may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Trust to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Trust's assets to be invested within various countries is not known.

     The Trust is to be managed in compliance with the provisions of the Code applicable to RICs as though such requirements were applied at the Trust level. Thus, consistent with its investment objectives, the Trust will meet the income and diversification of assets tests of the Code applicable to RIC's. The Trust will apply for a ruling from the Internal Revenue Service that feeder funds that are RIC's will be treated as owners or their proportionate shares, subject to certain adjustments, of the Trust's assets and income for purposes of these tests.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent that the RIC does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its net capital gain, determined, in general, on an October 31 year-end basis plus certain undistributed amounts from previous years. The Trust intends to distribute its income and capital gains to its RIC investors so as to enable such RICs to minimize imposition of the 4% excise tax. There can be no assurance that sufficient amounts of the Trust's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax on RIC investors. In such event, a RIC investor will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Investors are advised to consult their own tax advisers as to the tax consequences of an investment in the Trust.

ITEM 20.  UNDERWRITERS.

     The placement agent for the Trust is PFD. PFD receives no compensation for acting as placement agent for the Trust.

ITEM 21.  CALCULATION OF PERFORMANCE DATA.

     Not Applicable.

ITEM 22.  FINANCIAL STATEMENTS.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master Focus Twenty Trust:

We have audited the accompanying statement of assets and liabilities of Master Focus Twenty Trust as of December 20, 1999. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Focus Twenty Trust as of December 20, 1999, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
December 20, 1999

                           MASTER FOCUS TWENTY TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 20, 1999


ASSETS:
  Cash......................................................    $100,100
  Prepaid offering costs (Note 3)...........................       7,500
                                                                --------
          Total assets......................................     107,600
                                                                --------
Less liabilities and accrued expenses.......................       7,500
                                                                --------
Net Assets applicable to investors' interest in the Fund        $100,100
  (Note 1)..................................................    ========


------------------------

Notes to Financial Statement

(1) Master Focus Twenty Trust (the "Trust") was organized as a Delaware business trust on October 25, 1999. Merrill Lynch Focus Twenty Fund, Inc. (the "Fund") invests all of its assets in the Trust. To date, the Trust has not had any transactions other than those relating to organizational matters, an indirect $100,000 capital contribution to the Trust by Fund Asset Management, L.P. (the "Manager") through the Fund and a $100 partnership contribution to the Fund by Princeton Funds Distributor, Inc. (the "Placement Agent").

(2) The Trust will enter into a management agreement (the "Management Agreement") with the Manager. (See "Investment Advisory and Other Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and the Placement Agent.

(3) Prepaid offering costs consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Trust. The Manager, on behalf of the Trust, will incur organization costs estimated at $10,000.

                           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

EXHIBIT
NUMBER
-------
 1(a)   --   Certificate of Trust, dated October 25, 1999.(a)
  (b)   --   Amended and Restated Declaration of Trust, dated December 7,
             1999.(a)
  (c)   --   Certificate of Amendment, dated November 5, 1999.(a)
 2      --   By-Laws of the Registrant.(a)
 3      --   Portions of the Amended and Restated Declaration of Trust
             and By-Laws of the Registrant defining the rights of holders of interests in the Registrant.(b)
 4(a)   --   Form of Management Agreement between the Registrant and Fund
             Asset Management, L.P.(a)
  (b)   --   Form of Sub-Advisory Agreement between Fund Asset
             Management, L.P. and Merrill Lynch Asset Management U.K.
             Limited.(a)
 5      --   Omitted pursuant to Paragraph 2(b) of Instruction B of the
             General Instructions to Form N-1A.
 6      --   None.
 7      --   Form of Custody Agreement between the Registrant and The
             Bank of New York.(a)
 8(a)   --   Credit Agreement between the Registrant and a syndicate of banks.(a)
  (b)        Form of Placement Agent Agreement between the Registrant and
             Princeton Funds Distributor, Inc.
  (c)        Form of Subscription Agreement for the acquisition of
             interests in the Registrant.
 9      --   Omitted pursuant to Paragraph 2(b) of Instruction B of the
             General Instructions to Form N-1A.
10      --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11      --   None.
12      --   Certificate of Merrill Lynch Focus Twenty Fund, Inc.(a)
13      --   None.
14      --   None.

---------------

(a)  Filed on December 21, 1999, as an Exhibit to the
     Registrant's Registration Statement on Form N-1A (File No.
     811-09735) under the Investment Company Act of 1940, as amended.
(b)  Reference is made to Article I (Sections 1.1 and 1.2),
     Article II (Sections 2.2, 2.4 and 2.7), Article III
     (Sections 3.2, 3.4, 3.8, 3.10, 3.11 and 3.12), Article V
     (Sections 5.1, 5.2, 5.3, 5.4, 5.5, 5.6, 5.7, 5.8, 5.9 and
     5.10), Article VI, Article VII (Sections 7.1 and 7.2),
     Article VIII (Sections 8.1, 8.3 and 8.6), Article IX,
     Article X (Sections 10.2, 10.3, 10.4 and 10.5) and Article
     XI (Sections 11.2, 11.4 and 11.6) of the Registrant's
     Amended and Restated Declaration of Trust, filed as Exhibit
     1(b) to the Registration Statement; the Certificate of Trust, filed as Exhibit 1(a) to the Registration Statement;
     and Article I, Article III (Sections 3.7 and 3.10) and
     Article VI (Section 6.2) of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

     Merrill Lynch Focus Twenty Fund, Inc. (the "Merrill Lynch Fund") owns 100% of the beneficial interests in the Registrant.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 8.2, 8.3 and 8.4, of
Article VIII of the Registrant's Amended and Restated Declaration of Trust (the "Declaration of Trust") (Exhibit 1(b) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

     Article VIII, Section 8.1 provides, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its Holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

     Article VIII, Section 8.2 of the Registrant's Declaration of Trust provides:

     The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.2; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

     (a) the Trustee, officer, employee or agent to be indemnified provides a security for his undertaking; or

     (b) the Trust shall be insured against losses arising by reason of any lawful advances; or

     (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

          (i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the Proceedings; or

          (ii) an independent legal counsel in a written opinion.

Article VIII, Section 8.3 of the Registrant's Declaration of Trust further provides:

     Nothing contained in Sections 8.1 or 8.2 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Sections 8.1 or 8.2 hereof or in any agreement of the character described in Section 4.1 or 4.2 hereof shall protect any Manager to the Trust against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or its duties to the Trust, or by reason of his or its reckless disregard to his or its obligations and duties under the agreement pursuant to which he serves as Manager to the Trust.

     As permitted by Article VIII, Section 8.6, the Registrant may insure its Trustees and officers against certain liabilities, and certain costs of defending claims against such Trustees and officers, to the extent such Trustees and officers are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The Registrant will purchase an insurance policy to cover such indemnification obligation. The insurance policy also will insure the Registrant against the cost of indemnification payments to Trustees and officers under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any Trustee or officer from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     See Item 6 in the Trust's Part A and Item 15 in Part B of the Trust's Registration Statement regarding the business of the Manager. Information relating to the business, profession, vocation or employment of a substantial nature engaged in by the Manager or any of its respective officers and directors during the past two years is incorporated herein by reference from Item 26 in Part C of the Merrill Lynch Registration Statement on Form N-1A and Item 26 in Part C of the Registration Statement on Form N-1A of Mercury Focus Twenty Fund, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     PFD acts as the placement agent for the Registrant and as the principal underwriter for each of the following open-end investment companies: Financial Institutions Series Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Master Internet Strategies Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Internet Strategies Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., Master Global Financial Services Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of Merrill Lynch Asset Management L.P.). PFD also acts as the principal underwriter for each of the following open-end investment companies: Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Internet Strategies Fund, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc. PFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc, and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                 POSITION(S) AND       POSITION(S) AND OFFICE(S)
                    NAME                        OFFICE(S) WITH PFD          WITH REGISTRANT
                    ----                      ----------------------  ---------------------------
Terry K. Glenn..............................  President and Director  President and Director
Michael G. Clark............................  Treasurer and Director  None
Thomas J. Verage............................  Director                None
Robert W. Crook.............................  Senior Vice President   None
Michael J. Brady............................  Vice President          None
William M. Breen............................  Vice President          None
Donald C. Burke.............................  Vice President          Vice President and
                                                                      Treasurer
James T. Fatseas............................  Vice President          None
Debra W. Landsman-Yaros.....................  Vice President          None
Michelle T. Lau.............................  Vice President          None
Salvatore Venezia...........................  Vice President          None
William Wasel...............................  Vice President          None
Robert Harris...............................  Secretary               None


     (c) Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536).

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth or incorporated by reference in Item 6 of the Trust's Part A and Item 13 and Item 15 in Part B of the Trust's Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.


     Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 21st day of March, 2000.


                                          MASTER FOCUS TWENTY TRUST (Registrant)

                                          By:      /s/ TERRY K. GLENN
                                            ------------------------------------
                                               (Terry K. Glenn, President and
                                                           Trustee)

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                                 DESCRIPTION
-------                                -----------
 8(b)          Form of Placement Agent Agreement between the Registrant and
               Princeton Funds Distributor, Inc.
 8(c)          Form of Subscription Agreement for the acquisition of
               interests in the Registrant.
10        --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.